Transactions with Related Parties, Africanus Inc (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jan. 17, 2022
Transactions with Related Parties [Abstract]
Dividends declared	$ 7,322	$ 915
Africanus [Member] | Series F Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares to be sold (in shares)			7,560,759
Dividends declared	6,307
Accrued interest on unpaid dividends	8
Africanus [Member] | Series F Shares [Member] | Due to Related Parties [Member]
Transactions with Related Parties [Abstract]
Dividends payable	$ 1,369